Selling and Administrative Expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Selling and Administrative Expenses (Details) [Line Items]
Selling and administrative expenses	€ 1,236,919	€ 902,607
Selling and administrative expenses related party	508,590	142,433
Selling, general and administrative expense [member]
Selling and Administrative Expenses (Details) [Line Items]
Selling and administrative expenses	€ 1,236,919	€ 902,607